Related Party Transactions - Schedule of Due to Related Parties (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Due to related parties	€ (3,400,635)	€ (2,929,117)
Ultimate partner [Member]
Related Party Transactions [Line Items]
Due to related parties
Senior partner [Member]
Related Party Transactions [Line Items]
Due to related parties	(851,661)	(1,087,900)
Other group companies [Member]
Related Party Transactions [Line Items]
Due to related parties	(2,548,974)	(1,841,217)
Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties	(3,400,635)	(2,929,117)
Credits pending to pay [Member]
Related Party Transactions [Line Items]
Due to related parties	(852,484)	(1,021,568)
Credits pending to pay [Member] | Ultimate partner [Member]
Related Party Transactions [Line Items]
Due to related parties
Credits pending to pay [Member] | Senior partner [Member]
Related Party Transactions [Line Items]
Due to related parties	(851,661)	(1,020,746)
Credits pending to pay [Member] | Other group companies [Member]
Related Party Transactions [Line Items]
Due to related parties	(823)	(822)
Advance Payment [Member]
Related Party Transactions [Line Items]
Due to related parties	(2,548,151)	(1,840,395)
Advance Payment [Member] | Ultimate partner [Member]
Related Party Transactions [Line Items]
Due to related parties
Advance Payment [Member] | Senior partner [Member]
Related Party Transactions [Line Items]
Due to related parties
Advance Payment [Member] | Other group companies [Member]
Related Party Transactions [Line Items]
Due to related parties	€ (2,548,151)	(1,840,395)
Trade payable [Member]
Related Party Transactions [Line Items]
Due to related parties		(67,154)
Trade payable [Member] | Ultimate partner [Member]
Related Party Transactions [Line Items]
Due to related parties
Trade payable [Member] | Senior partner [Member]
Related Party Transactions [Line Items]
Due to related parties		(67,154)
Trade payable [Member] | Other group companies [Member]
Related Party Transactions [Line Items]
Due to related parties